Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Reconciliation of the Statutory Income Tax Rate [Abstract]
Income (loss) before tax	$ (137,904)	$ 73,006	$ (109,116)	$ 184,956
Multiplied by the statutory income tax rates	26.39%	26.40%	26.39%	26.40%
Statutory income tax rate	$ (36,393)	$ 19,274	$ (28,796)	$ 48,828
Income tax recorded at rates different from the Canadian tax rate	(521)	(578)	(5,216)	(8,452)
Permanent differences	9,581	(8,626)	12,615	(10,895)
Effect of temporary differences not recognized as deferred tax assets	16,984	(5,568)	4,217	12,994
Foreign taxes	(36)		(170)
Change in estimates related to prior periods	36	(293)	126	(255)
Foreign exchange	(6,569)	1,065	4,608	(1,972)
Other	97	(110)	511	(56)
Tax expense (recovery)	$ (16,821)	$ 5,164	$ (12,105)	$ 40,192
Effective income tax rate	12.20%	7.07%	11.09%	21.73%